WARRANTY LIABILITIES (Details) $ in Thousands	6 Months Ended
Dec. 31, 2017 USD ($)
Class of Warrant or Right [Line Items]
Beginning balance	$ 7,632
Expense accrued	2,617
Expense incurred	(1,783)
Translation adjustment	312
Closing balance	8,778
Less: current portion of warranty liabilities	(6,136)
Long-term warranty liabilities	$ 2,642